Components of net Investment in Direct Financing and Sales-Type Leases (Parenthetical) (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) Customer	Dec. 31, 2022 USD ($) Customer
Capital Leased Assets [Line Items]
Number of customers represent direct financing and sales-type leases portfolio | Customer	1	1
Fair value of net investment in finance leases | $	$ 1,599,226	$ 1,659,155
Customer One
Capital Leased Assets [Line Items]
Percentage of direct financing and sales-type leases portfolio	81.10%	80.80%